Related Party Transactions - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($) Option	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Rental expense related to the operating leases		$ 155,575	$ 89,369	$ 25,529
Charlotte [Member]
Related Party Transaction [Line Items]
Rental expense related to the operating leases	$ 12,656			$ 2,888
Non-cancellable operating lease expiration period	2021-09
Number of times to renew amended office lease option | Option	2
Operating lease renewal options, renewal term	5 years
The Strategic Alliance Corp [Member]
Related Party Transaction [Line Items]
Private placement offering amount		4,100,000
Revenue from private placement		202,250
Executive Officers and Directors [Member]
Related Party Transaction [Line Items]
Unused lines of credit		3,700,000
Deposits for related party		$ 7,900,000